SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
SHORT-TERM INVESTMENTS [Abstract]
Schedule of Fair Value Information
As of December 31, 2014
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Unrealized gain in accumulated other comprehensive income	Fair value
Short-term investments:
Held-to maturity securities	-	-	-	-	-

	As of December 31, 2015
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Unrealized gain in accumulated other comprehensive income	Fair value
Short-term investments:
Held-to maturity securities - adjustable-rate debt securities	4,632	-	-	-	4,632